Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses
Professional fees	$ 544,029	$ 742,559
Consulting fees	1,969,358	1,055,643
Stock-based compensation (Notes 17, 20, 23)	12,338,372	169,066
Directors' and officers' consulting fees (Note 23)	509,395	476,499
Insurance expense	141,634	270,570
General and administrative expenses	485,370	790,908
Travel expenses	312,981	166,414
Transfer agent and regulatory fees	308,686	142,080
Depreciation on right-of-use assets (Note 13)	90,449	15,840
Bank fees and interest	35,064	4,730
Accretion expense (Note 15)	87,798	1,418
Interest on loan and debentures (Note 12)	223,775	397
Total Expenses	(17,046,911)	(3,836,124)
Other Items
Gain (loss) on change in fair value of derivative liabilities (Note 16)	87,117	(47,412)
Realized gain on sale of short-term investments (Note 7)	861,340
Unrealized gain on change of fair value of investments (Notes 7, 11)	1,032,644
Share of loss on investment in joint venture (Note 9)	(82,860)
Share of loss from Associate (Note 12)	(28,248)
Loss on debt settlement		(98,416)
Taxes and penalties (Note 18)	(24,166)	(800,000)
Premium on flow-through shares (Note 18)		2,016,543
Reversal of flow-through premium liability (Note 18)		460,974
Interest income (Note 6)	365,492
Foreign exchange loss	(118,657)	(52,822)
Total Other Income	2,092,662	1,478,867
Net Loss and Comprehensive Loss	$ (14,954,249)	$ (2,357,257)
Weighted Average Number of Outstanding Shares
Basic and diluted (Note 22)	12,417,745	2,354,785
Net Loss per Share
Basic and diluted (Note 22)	$ (1.20)	$ (1.00)